Taxes on Income (Deferred Taxes by Currency) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income taxes [Line Items]
Deferred income taxes	$ (273)	$ (237)	$ (199)
Euro Member Countries, Euro
Deferred income taxes [Line Items]
Deferred income taxes	51	84
Brazilian Real [Member]
Deferred income taxes [Line Items]
Deferred income taxes	28	13
British Pound [Member]
Deferred income taxes [Line Items]
Deferred income taxes	16	0
US Dollar [Member]
Deferred income taxes [Line Items]
Deferred income taxes	(8)	(10)
Israel, New Shekels
Deferred income taxes [Line Items]
Deferred income taxes	(368)	(327)
Other [Member]
Deferred income taxes [Line Items]
Deferred income taxes	$ 8	$ 3